                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD/WINDSOR FUNDS, INC.

2.       Name of each series or class of funds for which this notice is filed:

         WINDSOR FUND SERIES
         WINDSOR II SERIES


3.       Investment Company Act File Number:       811-834

         Securities Act File Number:               2-14336

4.       Last day of fiscal year  for which this notice is filed:   10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                          /   /

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         276,045,505 Shares
         $4,226,951,149 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         276,045,505 Shares
         $4,226,951,149 Aggregate Sales price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $4,226,951,149

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +   N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             - $2,915,065,438

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +     N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     $ 1,311,885,711

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/50 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $262,377.14
                                                                                               ----------

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                            / X/

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November  17,  1995

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title) /s/ Raymond J. Klapinsky
                          _____________________________________________

                         ______________________________________________________
                            Raymond J. Klapinsky, Secretary


         Date    November 17, 1995

EXHIBIT B




November 17, 1995



Vanguard/Windsor Funds, Inc.
P.O. Box 2600
Valley Forge, PA 19482

Gentlemen:

I have acted as counsel for Vanguard/Windsor Funds, Inc. (the "Fund"), since 1969 in connection with the Fund's registration as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). It is in my capacity as in-house counsel to the Fund that I am furnishing you this opinion.

The Fund was originally organized as a Delaware corporation in 1958. On April 1, 1973 it was reorganized into a Maryland corporation created solely for that purpose. On January 22, 1985, the Fund was reorganized for state tax reasons into a Pennsylvania business trust. The Fund was reorganized again into a Maryland corporation on December 30, 1985. On April 21, 1993, the Fund's name was changed from "The Windsor Funds, Inc." to "Vanguard/Windsor Funds, Inc."

I have examined the Fund's: (1) Articles of Incorporation, and amendments thereto; (2) Declaration of Trust and amendments thereto which was in effect during the time the Fund was organized as a Pennsylvania business trust; (3) its by-laws currently in effect and its by-laws in effect while organized as a business trust; minutes of the meetings of shareholders and Directors (Trustees); (3) Notification of Registration on Form N-8A under the 1940 Act;
(4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is authorized to issue 1,600,000,000 shares of its common stock with a $.01 per value. The Board of Directors of the Fund has the power to designate one or more classes ("series") of shares of common stock and to classify and reclassify any unissued shares with respect to such series. On October 31, 1995, (the end of the Fund's fiscal year), the Fund had issued and outstanding approximately 836,253,109 shares of its Vanguard/Windsor Fund series and approximately 511,973,797 shares of its Vanguard/Windsor II series.

My examination also disclosed the following  information:

1. On November 1, 1994, (the beginning of the Fund's last fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended October 31, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended October 31, 1995, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.

Name of  Series                     Number of Shares                      Aggregate Sales Price
Vanguard/Windsor Fund                 164,851,885                           $2,269,588,999
($.01 Par Value)

Vanguard/Windsor II                   111,193,620                            1,957,362,150

Total                                 276,045,505                           $4,226,951,149

4. During the fiscal year ended October 31, 1995, the Fund redeemed 112,335,199 shares at an aggregate sales price of $1,584,392,221 from its Vanguard/Windsor Fund Series and 74,940,226 shares at an aggregate sales price of $1,330,673,217 from its Vanguard/Windsor II Series.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2.

Based on the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and existing corporation of the State of Maryland authorized to issue 1,600,000,000 shares of its common stock, with a $.01 par value. The Board of Directors has the power to designate one or more classes of sharess of common stock and to classify and reclassify any unissued shares with respect to such classes.

2. The proposed registration of the combined total of 276,045,505 shares sold by the Fund during its fiscal year ended October 31, 1995 pursuant to Rule 24f-2 of the 1940 Act is proper; and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were legally issued, fully paid and non-assessable.

3. The holders of the Fund's shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

BY:   (Raymond J. Klapinsky)
         Counsel

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